Commitment and Contingencies - Narrative (Details) - USD ($) $ in Millions	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Commitments and Contingencies Disclosure [Abstract]
Rent expense	$ 0.3	$ 1.3	$ 1.3
Sublease income	$ 3.1	$ 3.0	$ 3.8